Business Combinations - Other Acquisitions and Unaudited Pro Forma Financial Information (Details) - USD ($) $ in Thousands		3 Months Ended
	Jun. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022
Business Acquisition [Line Items]
Goodwill		$ 1,104,332		$ 795,811
Unaudited pro forma information
Revenue		142,896	$ 138,925
Net loss from continuing operations		$ (19,251)	$ (38,032)
Pluma.
Business Acquisition [Line Items]
Purchase price paid	$ 22,000
Goodwill	17,800
Intangible assets	$ 8,700
Weighted average life	7 years 4 months 24 days